Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	HMI
Entity Registrant Name	Huami Corporation
Entity Central Index Key	0001720446
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	91,134,327
Preferred Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	94,537,315
Series A Preferred Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	71,641,792
Series B-1 Preferred Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000
Series B-2 Preferred Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	20,895,523